UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036


13F File Number: 028-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Jemal
Title:    Chief Financial Officer/Chief Compliance Officer
Phone:    (212) 764-3500


Signature, Place and Date of Signing:


   /s/ Michael Jemal            New York, New York          November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:    $29,461
                                          (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------  -------------------  ----------  --------  ---------------------
                                                          VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE    SHARED  NONE
--------------                --------------  ---------  --------  -------   ---  ----  ----------  --------  -------  ------  ----
ACCURIDE CORP NEW             COM NEW         00439T206      451    96,903   SH            SOLE                96,903
ARIBA INC                     COM NEW         04033V203    9,471   211,400   SH            SOLE               211,400
COOPER INDUSTRIES PLC         SHS             G24140108    3,753    50,000   SH            SOLE                50,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105      287     3,300   SH            SOLE                 3,300
GENERAL MTRS CO               COM             37045V100      231    10,160   SH            SOLE                10,160
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745100      382     7,389   SH            SOLE                 7,389
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309    1,147    26,500   SH            SOLE                26,500
NEXEN INC                     COM             65334H102    3,852   152,000   SH            SOLE               152,000
PAR PHARMACEUTICAL COS INC    COM             69888P106    1,100    22,000   SH            SOLE                22,000
PLX TECHNOLOGY INC            COM             693417107      655   114,000   SH            SOLE               114,000
ROBBINS & MYERS INC           COM             770196103    3,278    55,000   SH            SOLE                55,000
SHAW GROUP INC                COM             820280105    3,511    80,500   SH            SOLE                80,500
SUNRISE SENIOR LIVING INC     COM             86768K106      339    23,700   SH            SOLE                23,700
TRONOX LTD                    SHS CL A        Q9235V101      801    35,370   SH            SOLE                35,370
WESTERN COPPER & GOLD CORP    COM             95805V108      203   298,000   SH            SOLE               298,000












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